Capital and Reserves (Details Textual) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Capital and Reserves (Textual)
Fair value of outstanding warrants issued | $	$ 851
Ordinary shares on account of vested RSUs granted | shares	1,246
Direct offering [Member]
Capital and Reserves (Textual)
Company funds raised | $	$ 8,100
Placement agent fees and other offering related expenses | $	$ 7,400
ADS [Member]
Capital and Reserves (Textual)
Concurrent private placement issued | shares	3,260,000
Non-listed warrants | shares	1,630,000
Warrants to purchase shares of common stock | shares	1,630,000
Warrant exercise price | $ / shares	$ 2.80
Issue of equity | $	$ 4,276
Warrants recorded as a liability | $	3,476
Warrants issuance expenses | $	$ 301
Warrants [Member]
Capital and Reserves (Textual)
Warrants issued | shares	343
Warrants exercised into shares | shares	6,862
Consideration from exercise of warrants | $	$ 515
Warrants One [Member]
Capital and Reserves (Textual)
Warrants issued | shares	484
Warrants exercised into shares | shares	5,273
Share premium against derivative liabilities | $	$ 1,618